Material accounting policies - Summary of Exchange Rates from European Central Bank Used for Unaudited Interim Condensed Consolidated Financial Statements (Details) - € / $	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Spot rate	0.8532	0.9246	0.9341	0.925	0.8532	0.9341	0.9626
Average rate	0.882	0.9503	0.9288	0.921	0.9152	0.9248